Investments in Equity-Accounted Investees - Summary of Carrying Value of Investments in Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Amount	$ 45	$ 37
ASMC [Member]
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Shareholding %	27.00%	27.00%
Amount	17	14
ASEN [Member]
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Shareholding %	40.00%	40.00%
Amount	$ 28	$ 23
Trident Microsystems, Inc., [Member]
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Shareholding %		57.00%